Note 20 - Income Tax - Gross Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member]
Gross net operating loss carry forward	$ 14,550	$ 19,400
Gross net operating loss not recognized	168	169
Net operating loss carry foward	14,382	19,231
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	1,620	2,397
Gross capital loss not recognized	1,620	2,397
Net capital loss carry forward	0	0
Foreign Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
Gross net operating loss carry forward	17,515	8,120
Gross net operating loss not recognized	932	931
Net operating loss carry foward	16,583	7,189
Foreign Tax Jurisdiction [Member] | Other Foreign Tax Authorities [Member]
Gross net operating loss carry forward	93,654	90,164
Gross net operating loss not recognized	66,777	59,734
Net operating loss carry foward	26,877	30,430
Foreign Tax Jurisdiction [Member] | Other Foreign Tax Authorities [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	5,516	6,089
Gross capital loss not recognized	5,516	6,089
Net capital loss carry forward	$ 0	$ 0